Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Operating lease, weighted average remaining lease term	12 years 8 months 12 days	12 years 8 months 12 days	13 years 7 months 6 days
Operating lease, weighted average discount rate	3.74%	3.74%	4.07%
Short-term lease cost	¥ 397	$ 54	¥ 547	¥ 424
Operating lease cost	¥ 3,800	$ 523	¥ 3,500	¥ 3,500